Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.6%
ATI, Inc.(1)	37,703	$ 7,431,261
Axon Enterprise, Inc.(1)	10,420	5,841,556
Carpenter Technology Corp.	13,312	8,211,374
Curtiss-Wright Corp.	5,226	3,960,054
FTAI Aviation Ltd.	13,020	3,522,301
General Electric Co.	125,823	47,023,830
HEICO Corp.	13,290	4,733,765
Hexcel Corp.	10,090	1,009,605
Howmet Aerospace, Inc.	53,483	14,379,439
Karman Holdings, Inc.(1)	6,850	341,952
Loar Holdings, Inc.(1)(2)	6,000	483,660
Moog, Inc., Class A	3,664	1,552,950
Woodward, Inc.	7,808	3,321,836
		$101,813,583
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	33,110	$6,235,937
Expeditors International of Washington, Inc.	34,699	5,655,243
FedEx Corp.	43,921	13,752,983
GXO Logistics, Inc.(1)	14,264	723,185
United Parcel Service, Inc., Class B	159,690	17,166,675
		$43,534,023
Automobile Components — 0.2%
Aptiv PLC(1)	60,640	$3,722,083
Autoliv, Inc.	19,275	2,239,177
BorgWarner, Inc.	58,795	3,903,988
Garrett Motion, Inc.	49,638	1,798,385
Lear Corp.	14,767	1,979,664
		$13,643,297
Automobiles — 0.5%
Ford Motor Co.	915,349	$12,723,351
General Motors Co.	199,466	15,374,839
Rivian Automotive, Inc., Class A(1)	206,500	3,582,775
		$31,680,965
Banks — 4.4%
Ameris Bancorp	8,083	$729,572
Bank of America Corp.	842,851	48,025,650
BOK Financial Corp.	2,833	393,447
Citigroup, Inc.	217,276	30,409,949
Citizens Financial Group, Inc.	52,504	3,678,955
Columbia Banking System, Inc.	29,267	938,007
Commerce Bancshares, Inc.	18,004	1,039,731
Cullen/Frost Bankers, Inc.	7,912	1,222,562
East West Bancorp, Inc.	16,857	2,176,070
F.N.B. Corp.	52,079	993,667
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	114,497	$ 6,454,196
First Citizens Bancshares, Inc., Class A	1,028	2,139,052
First Horizon Corp.	53,533	1,372,586
Flagstar Bank NA	50,000	747,000
Glacier Bancorp, Inc.	15,847	817,388
Hancock Whitney Corp.	11,864	886,478
Huntington Bancshares, Inc.	242,512	4,299,738
JPMorgan Chase & Co.	278,266	91,084,810
KeyCorp	109,402	2,521,716
M&T Bank Corp.	19,415	4,620,964
Old National Bancorp	43,636	1,130,172
Pinnacle Financial Partners, Inc.	19,574	1,974,625
PNC Financial Services Group, Inc.	50,934	12,540,969
Popular, Inc.	9,320	1,530,158
Regions Financial Corp.	106,376	3,212,555
SouthState Bank Corp.	12,620	1,260,738
Truist Financial Corp.	156,439	7,793,791
U.S. Bancorp	196,262	11,854,225
UMB Financial Corp.	10,211	1,457,722
United Bankshares, Inc.	19,479	892,723
Valley National Bancorp	67,975	995,834
Webster Financial Corp.	19,716	1,506,697
Wells Fargo & Co.	390,418	32,264,144
Western Alliance Bancorp	14,818	1,218,040
Wintrust Financial Corp.	8,861	1,424,140
Zions Bancorp NA	19,408	1,342,840
		$286,950,911
Beverages — 1.3%
Celsius Holdings, Inc.(1)	23,787	$696,483
Coca-Cola Co.	480,451	39,046,253
Coca-Cola Consolidated, Inc.	8,850	1,689,642
Keurig Dr. Pepper, Inc.	201,928	6,609,104
Molson Coors Beverage Co., Class B	23,568	918,209
Monster Beverage Corp.(1)	104,869	10,080,008
PepsiCo, Inc.	192,741	26,097,132
Primo Brands Corp., Class A	43,778	1,069,934
		$86,206,765
Biotechnology — 2.5%
AbbVie, Inc.	207,181	$52,135,027
Alkermes PLC(1)	20,856	1,092,750
Alnylam Pharmaceuticals, Inc.(1)	15,923	4,793,301
Amgen, Inc.	63,370	22,947,544
Arrowhead Pharmaceuticals, Inc.(1)	15,612	1,272,534
Biogen, Inc.(1)	16,390	3,541,223
BioMarin Pharmaceutical, Inc.(1)	23,428	1,340,550
Cytokinetics, Inc.(1)	14,060	1,197,771
Exelixis, Inc.(1)	28,125	1,530,281
Gilead Sciences, Inc.	146,798	18,546,459
Halozyme Therapeutics, Inc.(1)	13,274	1,038,956

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Incyte Corp.(1)	19,492	$ 2,209,613
Insmed, Inc.(1)	23,035	2,455,992
Ionis Pharmaceuticals, Inc.(1)	19,122	1,516,183
Krystal Biotech, Inc.(1)	3,035	1,128,019
Madrigal Pharmaceuticals, Inc.(1)	2,333	1,252,704
Moderna, Inc.(1)	43,220	3,026,697
Natera, Inc.(1)	15,806	4,290,539
Neurocrine Biosciences, Inc.(1)	11,567	1,949,444
PTC Therapeutics, Inc.(1)	9,455	771,244
Regeneron Pharmaceuticals, Inc.	12,316	7,679,519
Revolution Medicines, Inc.(1)	22,462	4,206,683
Roivant Sciences Ltd.(1)	53,909	1,907,840
United Therapeutics Corp.(1)	4,962	2,688,561
Vaxcyte, Inc.(1)	16,658	968,330
Vertex Pharmaceuticals, Inc.(1)	29,638	14,722,084
		$160,209,848
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	940,550	$224,170,687
eBay, Inc.	43,443	4,854,755
Etsy, Inc.(1)	6,808	512,847
Macy's, Inc.	26,615	626,783
		$230,165,072
Building Products — 0.9%
A.O. Smith Corp.	16,483	$1,033,814
AAON, Inc.	8,903	1,129,435
Advanced Drainage Systems, Inc.	9,669	1,517,646
Allegion PLC	11,900	1,671,831
Armstrong World Industries, Inc.	5,039	808,356
Builders FirstSource, Inc.(1)	9,834	879,946
Carlisle Cos., Inc.	11,013	3,994,966
Carrier Global Corp.	104,976	7,699,990
Johnson Controls International PLC	81,372	11,889,263
Lennox International, Inc.	4,540	2,601,193
Masco Corp.	23,254	1,892,178
Modine Manufacturing Co.(1)	13,447	3,590,618
Owens Corning	23,472	3,731,109
Simpson Manufacturing Co., Inc.	5,298	1,109,136
Trane Technologies PLC	29,858	14,665,055
Zurn Elkay Water Solutions Corp., Class C	20,000	1,010,600
		$59,225,136
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	2,531	$856,490
Ameriprise Financial, Inc.	11,637	5,338,590
Ares Management Corp., Class A	26,631	2,964,297
Bank of New York Mellon Corp.	87,760	12,690,974
Blackrock, Inc.	18,473	17,762,898
Blackstone, Inc.	93,072	10,951,782
Blue Owl Capital, Inc.(2)	64,997	568,724
Security	Shares	Value
Capital Markets (continued)
Carlyle Group, Inc.	34,459	$ 1,451,069
Cboe Global Markets, Inc.	13,736	3,333,315
Charles Schwab Corp.	208,202	19,210,799
CME Group, Inc.	44,661	9,862,489
Coinbase Global, Inc., Class A(1)	27,864	4,073,438
Evercore, Inc., Class A	4,069	1,389,319
FactSet Research Systems, Inc.	4,345	999,698
Franklin Resources, Inc.	36,986	1,230,524
Galaxy Digital, Inc., Class A(1)	24,540	670,924
Goldman Sachs Group, Inc.	36,493	36,907,925
Houlihan Lokey, Inc.	5,887	789,623
Interactive Brokers Group, Inc., Class A	56,904	4,952,924
Intercontinental Exchange, Inc.	71,104	8,753,613
Invesco Ltd.	58,955	1,555,822
Janus Henderson Group PLC	19,013	987,725
Jefferies Financial Group, Inc.	19,258	962,515
KKR & Co., Inc.	89,741	8,236,429
LPL Financial Holdings, Inc.	10,812	3,045,524
Moody's Corp.	19,041	8,624,050
Morningstar, Inc.	1,999	311,884
MSCI, Inc.	8,393	4,700,416
Nasdaq, Inc.	56,368	4,442,926
Northern Trust Corp.	23,847	4,145,562
Raymond James Financial, Inc.	21,867	3,324,440
S&P Global, Inc.	36,021	14,669,912
SEI Investments Co.	14,768	1,295,301
State Street Corp.	34,743	5,892,413
StepStone Group, Inc., Class A	9,677	400,241
Stifel Financial Corp.	17,796	1,241,627
StoneX Group, Inc.(1)	9,107	1,079,180
T. Rowe Price Group, Inc.	27,412	3,116,470
TPG, Inc.	15,316	621,064
Tradeweb Markets, Inc., Class A	12,603	1,256,015
Virtu Financial, Inc., Class A	9,558	569,370
		$215,238,301
Chemicals — 1.2%
Air Products and Chemicals, Inc.	30,155	$8,840,843
Axalta Coating Systems Ltd.(1)	33,822	1,157,389
Celanese Corp.	15,697	722,062
Eastman Chemical Co.	11,720	785,006
Ecolab, Inc.	34,122	9,506,731
Element Solutions, Inc.	26,684	1,274,161
International Flavors & Fragrances, Inc.	36,918	2,924,644
Linde PLC	61,897	32,120,829
Mosaic Co.	38,544	816,747
PPG Industries, Inc.	29,576	3,587,273
RPM International, Inc.	16,475	1,831,196
Sherwin-Williams Co.	31,599	10,880,168
Solstice Advanced Materials, Inc.	21,419	1,897,723
		$76,344,772

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.5%
Cintas Corp.	34,544	$ 5,875,244
Clean Harbors, Inc.(1)	6,088	1,818,790
Copart, Inc.(1)	109,127	3,076,290
MSA Safety, Inc.	4,618	806,210
Republic Services, Inc.	24,122	5,139,916
Tetra Tech, Inc.	39,920	1,153,289
Veralto Corp.	32,881	2,915,887
Waste Management, Inc.	49,222	10,970,599
		$31,756,225
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	112,573	$19,123,901
Ciena Corp.(1)	14,648	7,185,723
Cisco Systems, Inc.	425,302	49,955,973
F5, Inc.(1)	6,015	2,501,999
Lumentum Holdings, Inc.(1)	8,199	7,035,234
Motorola Solutions, Inc.	18,072	7,505,121
Viasat, Inc.(1)	13,965	1,254,197
Viavi Solutions, Inc.(1)	26,245	1,253,199
		$95,815,347
Construction & Engineering — 0.7%
AECOM	16,411	$1,145,488
Arcosa, Inc.	5,945	863,749
Argan, Inc.	1,658	1,323,996
Comfort Systems USA, Inc.	4,371	8,663,103
Dycom Industries, Inc.(1)	3,969	2,006,687
EMCOR Group, Inc.	5,179	4,297,949
Granite Construction, Inc.	5,361	847,467
IES Holdings, Inc.(1)	1,102	809,595
MasTec, Inc.(1)	7,608	3,165,384
MYR Group, Inc.(1)	1,888	944,755
Primoris Services Corp.	6,630	657,166
Quanta Services, Inc.	18,283	13,164,491
Sterling Infrastructure, Inc.(1)	3,630	3,046,877
Valmont Industries, Inc.	2,699	1,558,942
		$42,495,649
Construction Materials — 0.5%
Amrize Ltd.(1)	136,165	$7,257,594
CRH PLC	150,575	16,111,525
Vulcan Materials Co.	36,561	10,785,861
		$34,154,980
Consumer Finance — 0.8%
Ally Financial, Inc.	37,480	$1,722,206
American Express Co.	69,313	23,445,122
Capital One Financial Corp.	78,580	15,764,720
Credit Acceptance Corp.(1)(2)	584	371,856
FirstCash Holdings, Inc.	5,630	1,217,882
Security	Shares	Value
Consumer Finance (continued)
OneMain Holdings, Inc.	16,018	$ 976,617
SoFi Technologies, Inc.(1)	169,402	3,037,378
Synchrony Financial	41,317	3,142,158
		$ 49,677,939
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	56,555	$ 765,189
BJ's Wholesale Club Holdings, Inc.(1)	10,355	903,163
Casey's General Stores, Inc.	5,604	4,454,003
Costco Wholesale Corp.	45,064	42,156,020
Dollar General Corp.	23,614	2,718,208
Dollar Tree, Inc.(1)	20,845	2,521,203
Kroger Co.	93,643	5,199,996
Maplebear, Inc.(1)	28,383	1,343,935
Performance Food Group Co.(1)	25,075	2,803,134
Sprouts Farmers Market, Inc.(1)	13,674	1,156,547
Sysco Corp.	72,473	6,057,293
Target Corp.	45,755	5,976,061
U.S. Foods Holding Corp.(1)	32,704	3,343,984
Walmart, Inc.	444,327	50,324,476
		$129,723,212
Containers & Packaging — 0.3%
Amcor PLC	66,610	$2,887,543
AptarGroup, Inc.	8,864	1,109,773
Avery Dennison Corp.	9,370	1,521,219
Ball Corp.	32,643	2,036,923
Crown Holdings, Inc.	16,049	1,794,599
International Paper Co.	74,556	2,840,584
Packaging Corp. of America	11,084	2,641,096
Smurfit Westrock PLC	66,410	3,072,127
		$17,903,864
Distributors — 0.1%
Genuine Parts Co.	13,567	$1,600,635
LKQ Corp.	29,890	787,004
Pool Corp.	2,926	628,797
		$3,016,436
Diversified Consumer Services — 0.0%†
Service Corp. International	19,420	$1,475,143
		$1,475,143
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	21,831	$651,655
W.P. Carey, Inc.	30,578	2,186,327
		$2,837,982
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc.(1)(2)	23,314	$2,071,682

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
AT&T, Inc.	748,069	$ 15,485,028
Comcast Corp., Class A	379,785	9,323,722
Globalstar, Inc.(1)	5,627	457,419
Lumen Technologies, Inc.(1)	102,345	786,010
Verizon Communications, Inc.	456,489	19,327,744
		$ 47,451,605
Electric Utilities — 0.9%
Alliant Energy Corp.	31,376	$ 2,393,675
Constellation Energy Corp.	42,418	10,535,359
Evergy, Inc.	27,382	2,366,626
Eversource Energy	49,680	3,590,374
Exelon Corp.	127,052	5,923,164
IDACORP, Inc.	6,419	971,195
NextEra Energy, Inc.	256,252	22,491,238
Portland General Electric Co.	12,060	625,070
TXNM Energy, Inc.	11,452	650,244
Xcel Energy, Inc.	78,717	6,320,975
		$55,867,920
Electrical Equipment — 2.0%
Acuity, Inc.	3,937	$1,482,910
AMETEK, Inc.	30,954	7,489,011
Bloom Energy Corp., Class A(1)	26,799	8,112,057
Eaton Corp. PLC	52,185	22,237,072
Emerson Electric Co.	76,565	10,960,280
EnerSys	3,620	846,428
GE Vernova, Inc.	33,145	38,940,735
Generac Holdings, Inc.(1)	8,001	2,342,773
Hubbell, Inc.	6,995	3,659,784
Nextpower, Inc., Class A(1)	21,434	2,553,647
nVent Electric PLC	21,896	3,713,781
Regal Rexnord Corp.	8,971	2,136,802
Rockwell Automation, Inc.	15,115	7,483,134
Sensata Technologies Holding PLC	19,393	925,822
Vertiv Holdings Co., Class A	51,368	17,199,034
		$130,083,270
Electronic Equipment, Instruments & Components — 1.7%
Advanced Energy Industries, Inc.	5,081	$1,894,552
Amphenol Corp., Class A	165,222	29,131,943
Arrow Electronics, Inc.(1)	5,149	1,098,848
Avnet, Inc.	8,225	730,544
CDW Corp.	14,450	2,032,248
Cognex Corp.	22,328	1,616,994
Coherent Corp.(1)	25,268	9,967,468
Corning, Inc.	84,899	21,685,752
Flex Ltd.(1)	40,259	6,524,776
Jabil, Inc.	11,317	4,362,477
Keysight Technologies, Inc.(1)	22,730	7,957,091
Littelfuse, Inc.	3,366	1,532,641
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.(1)	4,744	$ 769,667
Plexus Corp.(1)	2,853	857,811
Ralliant Corp.	14,215	1,046,650
Sanmina Corp.(1)	5,475	1,385,613
TD SYNNEX Corp.	8,146	2,177,752
TE Connectivity PLC	39,482	7,959,966
Teledyne Technologies, Inc.(1)	6,032	4,022,741
TTM Technologies, Inc.(1)	10,970	2,051,609
Vishay Intertechnology, Inc.	13,279	714,145
Zebra Technologies Corp., Class A(1)	4,853	1,277,601
		$110,798,889
Energy Equipment & Services — 0.2%
Baker Hughes Co.	243,004	$13,486,722
		$13,486,722
Entertainment — 1.2%
Electronic Arts, Inc.	24,064	$4,934,082
Liberty Media Corp.-Liberty Formula One, Class A(1)	31,799	2,783,684
Madison Square Garden Sports Corp.(1)	2,044	821,361
Netflix, Inc.(1)	451,819	32,259,877
Roku, Inc.(1)	15,348	2,120,173
Take-Two Interactive Software, Inc.(1)	18,361	4,589,883
Walt Disney Co.	208,336	20,052,340
Warner Bros. Discovery, Inc.(1)	288,391	7,688,504
Warner Music Group Corp., Class A	19,984	540,967
		$75,790,871
Financial Services — 2.1%
Affirm Holdings, Inc.(1)(2)	28,675	$2,338,446
Apollo Global Management, Inc.	52,588	6,221,686
Corebridge Financial, Inc.	35,631	1,020,116
Corpay, Inc.(1)	6,309	2,102,600
Equitable Holdings, Inc.	38,350	1,682,798
Fidelity National Information Services, Inc.	54,543	2,120,632
Fiserv, Inc.(1)	56,288	2,760,926
Jack Henry & Associates, Inc.	8,677	1,195,170
Jackson Financial, Inc., Class A	7,626	780,826
Mastercard, Inc., Class A	87,603	44,992,901
PayPal Holdings, Inc.	93,945	4,056,545
Rocket Cos., Inc., Class A(1)	122,370	1,927,328
Toast, Inc., Class A(1)	55,571	1,545,985
Visa, Inc., Class A	179,113	61,451,879
Voya Financial, Inc.	12,965	1,173,722
		$135,371,560
Food Products — 0.5%
Bunge Global SA	18,347	$1,958,175
Campbell's Co.(2)	35,599	792,790
Conagra Brands, Inc.	67,700	911,242

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Darling Ingredients, Inc.(1)	28,014	$ 1,530,125
General Mills, Inc.	86,015	2,993,322
Hershey Co.	21,336	3,743,401
Hormel Foods Corp.	49,662	1,232,611
Ingredion, Inc.	9,520	901,639
J.M. Smucker Co.	17,585	1,978,313
Kraft Heinz Co.	139,637	3,298,226
Lamb Weston Holdings, Inc.	23,745	1,025,309
McCormick & Co., Inc.	44,925	2,265,118
Mondelez International, Inc., Class A	197,111	11,400,900
		$34,031,171
Gas Utilities — 0.0%†
New Jersey Resources Corp.	12,396	$694,672
Southwest Gas Holdings, Inc.	11,528	1,022,303
UGI Corp.	20,163	696,430
		$2,413,405
Ground Transportation — 1.2%
Avis Budget Group, Inc.(1)	4,659	$688,740
Fedex Freight Holding Co., Inc.(1)	21,444	3,238,044
J.B. Hunt Transport Services, Inc.	20,158	5,834,330
Knight-Swift Transportation Holdings, Inc.	44,486	3,464,125
Landstar System, Inc.	10,147	2,098,501
Old Dominion Freight Line, Inc.	50,028	10,836,065
Ryder System, Inc.	10,631	2,804,139
Saia, Inc.(1)	7,216	3,039,090
Uber Technologies, Inc.(1)	210,119	15,162,187
Union Pacific Corp.	91,525	24,894,800
XPO, Inc.(1)	32,222	6,614,854
		$78,674,875
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	205,722	$18,667,214
Align Technology, Inc.(1)	8,784	1,481,509
Baxter International, Inc.	68,916	1,469,289
Becton Dickinson & Co.	32,923	4,982,238
Boston Scientific Corp.(1)	176,037	7,513,259
Cooper Cos., Inc.(1)	19,831	1,422,081
DexCom, Inc.(1)	45,531	3,066,513
Edwards Lifesciences Corp.(1)	66,857	6,047,884
GE HealthCare Technologies, Inc.	54,284	3,474,719
Glaukos Corp.(1)	6,290	879,090
Globus Medical, Inc., Class A(1)	12,421	981,383
IDEXX Laboratories, Inc.(1)	8,908	4,689,528
Insulet Corp.(1)	8,612	1,311,177
Intuitive Surgical, Inc.(1)	41,367	16,450,829
Lantheus Holdings, Inc.(1)	7,412	822,287
Medtronic PLC	149,523	11,697,184
Penumbra, Inc.(1)	5,177	1,634,638
ResMed, Inc.	16,361	3,188,432
Security	Shares	Value
Health Care Equipment & Supplies (continued)
STERIS PLC	12,453	$ 2,622,228
Stryker Corp.	42,119	13,260,746
Teleflex, Inc.	5,702	722,786
Zimmer Biomet Holdings, Inc.	23,030	1,982,653
		$ 108,367,667
Health Care Providers & Services — 1.7%
Centene Corp.(1)	56,993	$ 3,658,381
Chemed Corp.	2,008	935,206
Cigna Group	30,049	8,283,908
CVS Health Corp.	150,542	15,573,570
DaVita, Inc.(1)	5,316	1,182,704
Elevance Health, Inc.	25,475	9,851,947
Encompass Health Corp.	12,962	1,310,199
Ensign Group, Inc.	7,033	1,127,390
Guardant Health, Inc.(1)	15,221	2,283,607
HCA Healthcare, Inc.	17,761	6,924,836
HealthEquity, Inc.(1)	11,570	1,045,002
Henry Schein, Inc.(1)	10,680	891,993
Humana, Inc.	13,984	5,554,724
Labcorp Holdings, Inc.	9,416	2,636,480
Molina Healthcare, Inc.(1)	5,766	1,318,684
Quest Diagnostics, Inc.	11,822	2,505,673
UnitedHealth Group, Inc.	107,295	44,595,021
		$109,679,325
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	24,445	$1,291,918
CareTrust REIT, Inc.	26,214	1,057,735
Healthcare Realty Trust, Inc.	53,295	1,074,960
Healthpeak Properties, Inc.	81,946	1,753,645
Omega Healthcare Investors, Inc.	34,847	1,661,505
Ventas, Inc.	56,995	5,061,156
Welltower, Inc.	87,605	19,883,707
		$31,784,626
Health Care Technology — 0.0%†
Veeva Systems, Inc., Class A(1)	16,768	$2,975,817
		$2,975,817
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	85,863	$2,035,812
Ryman Hospitality Properties, Inc.	8,211	1,055,524
		$3,091,336
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(1)	42,820	$6,127,542
Aramark	39,856	2,267,806
Booking Holdings, Inc.	83,290	14,845,610
Brinker International, Inc.(1)	7,485	1,257,480

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cava Group, Inc.(1)	12,421	$ 974,800
Chipotle Mexican Grill, Inc.(1)	194,179	6,602,086
Darden Restaurants, Inc.	17,310	3,566,033
Domino's Pizza, Inc.	4,685	1,386,947
DoorDash, Inc., Class A(1)	40,321	7,440,434
Hilton Worldwide Holdings, Inc.	26,664	8,811,386
Hyatt Hotels Corp., Class A	5,006	970,363
Life Time Group Holdings, Inc.(1)	17,000	694,280
Marriott International, Inc., Class A	25,314	9,381,115
Starbucks Corp.	175,992	17,984,623
Texas Roadhouse, Inc.	9,788	1,891,335
Wyndham Hotels & Resorts, Inc.	11,818	995,194
Yum! Brands, Inc.	43,087	6,887,888
		$92,084,922
Household Durables — 0.3%
D.R. Horton, Inc.	30,790	$5,015,075
Installed Building Products, Inc.	2,869	659,411
Lennar Corp., Class A	30,120	2,725,559
NVR, Inc.(1)	349	2,377,876
PulteGroup, Inc.	22,818	3,130,858
Somnigroup International, Inc.	18,642	1,461,533
Toll Brothers, Inc.	10,348	1,704,833
TopBuild Corp.(1)	3,172	1,124,569
		$18,199,714
Household Products — 0.8%
Church & Dwight Co., Inc.	21,950	$2,126,516
Clorox Co.	10,221	975,492
Colgate-Palmolive Co.	83,183	7,626,217
Kimberly-Clark Corp.	32,986	3,620,873
Procter & Gamble Co.	235,993	34,606,014
		$48,955,112
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	87,131	$1,277,340
Brookfield Renewable Corp.	15,670	581,670
Clearway Energy, Inc., Class C	13,475	460,576
Ormat Technologies, Inc.	7,194	783,427
		$3,103,013
Industrial REITs — 0.3%
EastGroup Properties, Inc.	6,746	$1,366,267
First Industrial Realty Trust, Inc.	18,637	1,142,634
Prologis, Inc.	115,667	15,669,409
Rexford Industrial Realty, Inc.	30,750	1,030,125
STAG Industrial, Inc.	25,716	978,751
Terreno Realty Corp.	13,401	867,983
		$21,055,169
Security	Shares	Value
Insurance — 1.8%
Aflac, Inc.	59,117	$ 6,931,468
American Financial Group, Inc.	8,443	1,181,513
American International Group, Inc.	68,252	5,086,822
Aon PLC, Class A	27,283	9,049,498
Arch Capital Group Ltd.(1)	44,535	4,322,567
Arthur J. Gallagher & Co.	29,856	6,854,042
Assurant, Inc.	6,570	1,764,242
Axis Capital Holdings Ltd.	11,680	1,254,899
Brown & Brown, Inc.	32,734	2,099,886
Cincinnati Financial Corp.	19,598	3,628,374
Everest Group Ltd.	5,272	1,883,317
First American Financial Corp.	12,153	833,574
Hanover Insurance Group, Inc.	4,418	945,982
Hartford Insurance Group, Inc.	34,880	4,622,298
Kinsale Capital Group, Inc.	3,254	1,073,202
Markel Group, Inc.(1)	1,632	3,187,312
Marsh & McLennan Cos., Inc.	61,287	10,214,704
MetLife, Inc.	66,595	5,634,603
Old Republic International Corp.	26,730	1,093,792
Primerica, Inc.	3,682	1,046,424
Principal Financial Group, Inc.	29,433	3,172,289
Progressive Corp.	73,932	16,150,445
Prudential Financial, Inc.	46,081	4,973,522
Reinsurance Group of America, Inc.	8,453	1,797,531
RenaissanceRe Holdings Ltd.	4,793	1,518,902
Ryan Specialty Holdings, Inc.	18,176	686,326
Travelers Cos., Inc.	26,753	8,831,700
Unum Group	18,189	1,626,097
W.R. Berkley Corp.	28,814	2,032,251
Willis Towers Watson PLC	12,732	3,327,763
		$116,825,345
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A	1,024,711	$366,200,970
Pinterest, Inc., Class A(1)	74,626	1,569,385
Reddit, Inc., Class A(1)	14,134	2,453,380
Snap, Inc., Class A(1)	139,856	620,960
		$370,844,695
IT Services — 1.1%
Accenture PLC, Class A	65,866	$8,196,365
Akamai Technologies, Inc.(1)	14,931	1,764,994
Amdocs Ltd.	14,063	710,744
Cloudflare, Inc., Class A(1)	33,210	8,145,749
Cognizant Technology Solutions Corp., Class A	54,834	2,123,721
CoreWeave, Inc., Class A(1)	26,122	2,600,184
DigitalOcean Holdings, Inc.(1)	9,023	1,416,882
Gartner, Inc.(1)	9,236	1,197,170
GoDaddy, Inc., Class A(1)	16,929	1,436,934
International Business Machines Corp.	101,340	28,497,821

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
MongoDB, Inc.(1)	8,773	$ 2,946,851
Snowflake, Inc., Class A(1)	36,305	9,239,622
Twilio, Inc., Class A(1)	16,356	3,374,733
VeriSign, Inc.	9,083	2,284,919
		$ 73,936,689
Leisure Products — 0.0%†
Hasbro, Inc.	15,358	$ 1,268,417
		$ 1,268,417
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	33,740	$4,481,684
Avantor, Inc.(1)	94,362	934,184
Bio-Rad Laboratories, Inc., Class A(1)	2,262	664,146
Bio-Techne Corp.	18,380	1,298,547
Bruker Corp.	10,235	615,942
Charles River Laboratories International, Inc.(1)	4,527	1,026,678
Danaher Corp.	76,246	14,523,338
Illumina, Inc.(1)	18,186	3,197,644
IQVIA Holdings, Inc.(1)	19,167	3,703,448
Medpace Holdings, Inc.(1)	3,135	1,660,265
Mettler-Toledo International, Inc.(1)	2,450	3,129,899
Repligen Corp.(1)	4,645	633,764
Revvity, Inc.	13,808	1,536,278
Thermo Fisher Scientific, Inc.	43,621	21,869,825
Waters Corp.(1)	11,656	4,371,466
West Pharmaceutical Services, Inc.	7,595	2,726,605
		$66,373,713
Machinery — 3.0%
AGCO Corp.	9,698	$1,160,851
Allison Transmission Holdings, Inc.	10,686	1,204,740
Caterpillar, Inc.	53,431	56,898,672
Chart Industries, Inc.(1)	5,302	1,107,800
CNH Industrial NV	132,634	1,489,480
Cummins, Inc.	18,862	13,452,567
Deere & Co.	33,642	21,340,130
Donaldson Co., Inc.	15,838	1,421,777
Dover Corp.	17,787	3,989,268
Enpro, Inc.	2,834	1,068,220
ESAB Corp.	6,522	643,265
ESCO Technologies, Inc.	4,015	1,405,411
Federal Signal Corp.	9,577	1,230,549
Flowserve Corp.	14,216	1,054,259
Fortive Corp.	44,219	2,701,339
Gates Industrial Corp. PLC(1)	39,632	1,108,507
Graco, Inc.	23,810	1,800,274
IDEX Corp.	10,928	2,480,110
Illinois Tool Works, Inc.	38,460	10,402,276
Ingersoll Rand, Inc.	51,989	4,262,578
ITT, Inc.	10,717	2,119,394
Security	Shares	Value
Machinery (continued)
JBT Marel Corp.	7,989	$ 1,158,405
Lincoln Electric Holdings, Inc.	7,639	2,028,231
Middleby Corp.(1)	5,661	973,749
Mueller Industries, Inc.	13,903	1,709,096
Nordson Corp.	6,837	2,062,654
Oshkosh Corp.	8,141	1,249,481
Otis Worldwide Corp.	51,845	3,712,102
PACCAR, Inc.	70,270	8,440,832
Parker-Hannifin Corp.	17,158	16,782,583
Pentair PLC	23,466	1,798,903
RBC Bearings, Inc.(1)	4,109	2,646,442
Snap-on, Inc.	6,963	2,801,911
SPX Technologies, Inc.(1)	5,603	1,373,687
Stanley Black & Decker, Inc.	21,711	2,043,439
Terex Corp.	15,148	1,096,564
Timken Co.	8,134	1,182,033
Toro Co.	14,144	1,377,908
Watts Water Technologies, Inc., Class A	3,494	1,367,726
Westinghouse Air Brake Technologies Corp.	22,482	6,061,147
Xylem, Inc.	34,286	4,052,948
		$196,261,308
Media — 0.1%
Charter Communications, Inc., Class A(1)	8,419	$1,197,266
New York Times Co., Class A	18,406	1,288,052
Omnicom Group, Inc.	33,267	2,422,836
Paramount Skydance Corp., Class B	35,837	353,353
Sirius XM Holdings, Inc.	28,404	839,054
Trade Desk, Inc., Class A(1)	55,116	996,497
Versant Media Group, Inc.	16,677	600,539
		$7,697,597
Metals & Mining — 0.5%
Commercial Metals Co.	28,609	$1,795,215
Hecla Mining Co.	184,003	2,839,166
MP Materials Corp.(1)(2)	40,017	2,241,352
Nucor Corp.	59,650	13,287,038
Reliance, Inc.	14,230	5,316,328
Steel Dynamics, Inc.	36,465	8,367,259
		$33,846,358
Mortgage REITs — 0.1%
AGNC Investment Corp.(2)	164,344	$1,791,349
Annaly Capital Management, Inc.	93,136	2,082,521
Starwood Property Trust, Inc.	42,268	692,350
		$4,566,220
Multi-Utilities — 0.7%
Ameren Corp.	34,661	$3,918,080
CMS Energy Corp.	37,220	2,847,330

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
Consolidated Edison, Inc.	43,270	$ 4,786,960
Dominion Energy, Inc.	108,402	7,402,773
DTE Energy Co.	24,412	3,719,656
NiSource, Inc.	57,231	2,721,334
Public Service Enterprise Group, Inc.	62,946	5,108,697
Sempra	82,351	7,634,761
WEC Energy Group, Inc.	39,076	4,562,905
		$ 42,702,496
Office REITs — 0.0%†
BXP, Inc.	22,161	$1,469,496
Vornado Realty Trust	23,964	941,785
		$2,411,281
Oil, Gas & Consumable Fuels — 0.2%
Occidental Petroleum Corp.	198,932	$9,662,127
		$9,662,127
Passenger Airlines — 0.3%
American Airlines Group, Inc.(1)	174,186	$3,147,541
Delta Air Lines, Inc.	177,116	16,588,685
Joby Aviation, Inc.(1)(2)	174,049	1,552,517
		$21,288,743
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	22,278	$1,758,848
Kenvue, Inc.	185,533	3,545,536
		$5,304,384
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	241,759	$13,930,154
Corcept Therapeutics, Inc.(1)	12,137	1,055,312
Elanco Animal Health, Inc.(1)	60,975	1,500,595
Eli Lilly & Co.	86,849	104,169,296
Jazz Pharmaceuticals PLC(1)	7,065	1,702,453
Merck & Co., Inc.	290,297	37,303,164
Pfizer, Inc.	672,937	16,204,323
Royalty Pharma PLC, Class A	44,360	2,487,265
Zoetis, Inc.	50,317	3,615,780
		$181,968,342
Professional Services — 0.4%
Amentum Holdings, Inc.(1)	13,888	$287,065
Automatic Data Processing, Inc.	42,900	9,607,455
Booz Allen Hamilton Holding Corp.	16,491	1,000,509
Broadridge Financial Solutions, Inc.	13,111	1,795,551
Equifax, Inc.	14,740	2,339,533
Genpact Ltd.	18,622	512,105
Parsons Corp.(1)	2,630	137,786
Paychex, Inc.	32,778	3,223,061
Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	7,048	$ 885,793
Paylocity Holding Corp.(1)	5,269	550,768
SS&C Technologies Holdings, Inc.	21,548	1,337,053
TransUnion	22,499	1,623,078
UL Solutions, Inc., Class A	8,135	828,631
Verisk Analytics, Inc.	17,021	3,055,780
		$ 27,184,168
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	37,352	$5,030,941
CoStar Group, Inc.(1)	51,254	1,451,513
Jones Lang LaSalle, Inc.(1)	5,231	1,621,349
Zillow Group, Inc., Class C(1)	22,221	700,406
		$8,804,209
Residential REITs — 0.3%
AvalonBay Communities, Inc.	16,935	$3,195,465
Camden Property Trust	11,573	1,324,993
Equity LifeStyle Properties, Inc.	25,196	1,623,882
Equity Residential	43,255	2,938,312
Essex Property Trust, Inc.	7,666	2,235,329
Invitation Homes, Inc.	70,825	2,139,623
Mid-America Apartment Communities, Inc.	13,822	1,920,429
Sun Communities, Inc.	14,570	1,747,089
UDR, Inc.	46,335	1,849,693
		$18,974,815
Retail REITs — 0.4%
Brixmor Property Group, Inc.	42,292	$1,333,467
Federal Realty Investment Trust	11,607	1,432,768
Kimco Realty Corp.	78,764	1,996,667
Kite Realty Group Trust	30,789	873,792
Macerich Co.	34,753	875,428
NNN REIT, Inc.	25,723	1,196,891
Phillips Edison & Co., Inc.	17,164	714,366
Realty Income Corp.	113,508	7,032,956
Regency Centers Corp.	21,759	1,735,063
Simon Property Group, Inc.	38,979	8,717,653
		$25,909,051
Semiconductors & Semiconductor Equipment — 18.7%
Advanced Micro Devices, Inc.(1)	168,344	$97,792,713
Allegro MicroSystems, Inc.(1)	13,426	934,718
Amkor Technology, Inc.	13,410	1,156,344
Analog Devices, Inc.	52,401	20,812,105
Applied Materials, Inc.	85,484	61,804,932
Broadcom, Inc.	450,629	170,225,105
Cirrus Logic, Inc.(1)	5,082	754,830
Enphase Energy, Inc.(1)	16,417	808,373
Entegris, Inc.	16,056	2,887,832

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(1)	9,518	$ 2,245,867
FormFactor, Inc.(1)	8,367	1,338,134
Intel Corp.(1)	458,669	64,043,953
KLA Corp.	140,861	42,499,172
Lam Research Corp.	134,804	58,414,617
Lattice Semiconductor Corp.(1)	15,108	2,310,920
MACOM Technology Solutions Holdings, Inc.(1)	7,511	2,856,959
Marvell Technology, Inc.	93,944	27,984,978
Microchip Technology, Inc.	58,302	5,317,143
Micron Technology, Inc.	113,465	130,971,515
MKS, Inc.	8,175	3,636,240
Monolithic Power Systems, Inc.	5,176	7,155,095
NVIDIA Corp.	2,190,009	438,198,901
ON Semiconductor Corp.(1)	40,353	3,814,973
Onto Innovation, Inc.(1)	5,347	2,023,572
Qorvo, Inc.(1)	11,584	1,080,440
QUALCOMM, Inc.	113,627	20,997,133
Rambus, Inc.(1)	9,854	1,308,020
Semtech Corp.(1)	10,019	1,621,575
Silicon Laboratories, Inc.(1)	3,486	761,900
Skyworks Solutions, Inc.	15,371	1,042,154
Teradyne, Inc.	17,105	8,276,083
Texas Instruments, Inc.	98,659	29,407,288
		$1,214,483,584
Software — 7.3%
Adobe, Inc.(1)	43,949	$9,010,424
AppFolio, Inc., Class A(1)	3,500	561,225
AppLovin Corp., Class A(1)	27,774	14,309,998
Atlassian Corp., Class A(1)	19,033	1,480,577
Autodesk, Inc.(1)	23,403	4,550,011
Bentley Systems, Inc., Class B(2)	16,578	495,516
Cadence Design Systems, Inc.(1)	29,839	11,199,174
Cipher Digital, Inc.(1)	36,208	887,096
Core Scientific, Inc.(1)	32,510	831,931
CrowdStrike Holdings, Inc., Class A(1)	26,688	20,366,680
Datadog, Inc., Class A(1)	35,029	9,120,150
Docusign, Inc.(1)	26,144	1,161,317
Dropbox, Inc., Class A(1)	18,546	509,459
Dynatrace, Inc.(1)	24,972	1,096,521
Elastic NV(1)	8,376	477,600
Fair Isaac Corp.(1)	2,659	3,176,920
Fortinet, Inc.(1)	66,649	10,238,619
Gen Digital, Inc.	59,180	1,472,990
Guidewire Software, Inc.(1)	8,545	1,051,462
HubSpot, Inc.(1)	6,345	1,158,026
Intuit, Inc.	29,905	7,805,205
Manhattan Associates, Inc.(1)	6,811	948,432
Microsoft Corp.	697,173	260,059,473
Nutanix, Inc., Class A(1)	29,688	1,512,901
Oracle Corp.	186,629	27,350,480
Security	Shares	Value
Software (continued)
Palo Alto Networks, Inc.(1)	87,250	$ 29,753,995
PTC, Inc.(1)	11,340	1,288,337
Riot Platforms, Inc.(1)	37,608	1,029,707
Roper Technologies, Inc.	11,551	3,908,743
Salesforce, Inc.	98,989	15,507,617
Samsara, Inc., Class A(1)	44,601	1,446,410
SentinelOne, Inc., Class A(1)	22,483	381,537
ServiceNow, Inc.(1)	110,876	11,007,769
ServiceTitan, Inc., Class A(1)	6,017	425,462
Synopsys, Inc.(1)	19,253	8,588,186
Terawulf, Inc.(1)	37,092	916,172
Trimble, Inc.(1)	34,815	1,781,832
Tyler Technologies, Inc.(1)	4,951	1,447,969
Workday, Inc., Class A(1)	21,060	2,578,165
Zscaler, Inc.(1)	11,669	1,647,079
		$472,541,167
Specialized REITs — 0.8%
American Tower Corp.	57,949	$9,478,718
Crown Castle, Inc.	55,657	4,214,905
CubeSmart	31,543	1,254,465
Digital Realty Trust, Inc.	43,794	7,864,526
Equinix, Inc.	12,007	12,515,977
Extra Space Storage, Inc.	25,542	3,711,253
Iron Mountain, Inc.	30,096	3,801,426
National Storage Affiliates Trust	12,000	533,640
Outfront Media, Inc.	18,044	591,121
Public Storage	19,382	6,169,484
Rayonier, Inc.	29,884	635,931
SBA Communications Corp.	11,910	2,101,639
Weyerhaeuser Co.	69,751	1,669,839
		$54,542,924
Specialty Retail — 1.6%
AutoNation, Inc.(1)	2,563	$476,180
AutoZone, Inc.(1)	1,674	5,350,004
Best Buy Co., Inc.	21,455	1,628,005
Burlington Stores, Inc.(1)	6,490	2,056,032
CarMax, Inc.(1)	12,653	669,217
Carvana Co.(1)	64,375	4,237,163
Dick's Sporting Goods, Inc.	5,422	1,229,764
Five Below, Inc.(1)	4,218	758,354
Floor & Decor Holdings, Inc., Class A(1)	12,454	739,269
GameStop Corp., Class A(1)	30,485	673,109
Gap, Inc.	25,901	483,831
Home Depot, Inc.	100,733	35,526,514
Lithia Motors, Inc., Class A	1,614	468,851
Lowe's Cos., Inc.	56,262	12,405,208
O'Reilly Automotive, Inc.(1)	83,454	7,685,279
Penske Automotive Group, Inc.	1,776	317,815
Ross Stores, Inc.	31,943	6,799,068

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	112,479	$ 17,040,568
Tractor Supply Co.	55,318	1,748,602
Ulta Beauty, Inc.(1)	4,554	2,053,763
Urban Outfitters, Inc.(1)	2,413	170,985
Wayfair, Inc., Class A(1)	10,384	959,689
Williams-Sonoma, Inc.	11,426	2,663,401
		$ 106,140,671
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	1,385,940	$401,035,598
Dell Technologies, Inc., Class C	32,428	13,991,385
Everpure, Inc., Class A(1)	33,965	2,676,102
Hewlett Packard Enterprise Co.	146,696	6,617,457
HP, Inc.	109,071	2,393,018
IonQ, Inc.(1)(2)	39,685	2,113,623
NetApp, Inc.	19,797	3,063,784
Sandisk Corp.(1)	15,806	35,938,576
Seagate Technology Holdings PLC	24,187	23,340,455
Western Digital Corp.	36,922	23,582,820
		$514,752,818
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.(1)	4,381	$528,524
Deckers Outdoor Corp.(1)	13,380	1,328,500
Levi Strauss & Co., Class A	10,000	248,300
lululemon Athletica, Inc.(1)	11,416	1,303,479
NIKE, Inc., Class B	119,739	4,915,286
Ralph Lauren Corp.	3,572	1,433,836
Tapestry, Inc.	19,970	2,923,209
VF Corp.	41,223	687,600
		$13,368,734
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	4,824	$1,631,236
Core & Main, Inc., Class A(1)	24,700	1,191,775
Fastenal Co.	112,234	5,390,599
Ferguson Enterprises, Inc.	19,347	4,591,624
GATX Corp.	3,444	610,242
MSC Industrial Direct Co., Inc., Class A	4,616	549,073
QXO, Inc.(1)	74,283	1,283,610
Sunbelt Rentals Holdings, Inc.	55,603	4,159,661
United Rentals, Inc.	8,278	9,378,063
W.W. Grainger, Inc.	4,358	5,928,623
Watsco, Inc.(2)	4,166	1,736,097
WESCO International, Inc.	5,012	1,731,295
		$38,181,898
Water Utilities — 0.1%
American Water Works Co., Inc.	25,307	$3,329,895
Security	Shares	Value
Water Utilities (continued)
Essential Utilities, Inc.	36,628	$ 1,403,219
		$ 4,733,114
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	55,080	$ 9,238,568
		$ 9,238,568
Total Common Stocks (identified cost $2,348,021,530)		$6,480,949,875

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	7,614	$ 7,766
Hologic, Inc. CVR, Exp. 9/25/27(1)(3)(4)	23,929	240
Total Rights (identified cost $8,006)		$ 8,006

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(3)	16,181	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(5)	4,481,713	$ 4,481,713
Total Affiliated Fund (identified cost $4,481,713)		$ 4,481,713
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)	5,434,566	$ 5,434,566
Total Securities Lending Collateral (identified cost $5,434,566)		$ 5,434,566
Total Short-Term Investments (identified cost $9,916,279)		$ 9,916,279
Total Investments — 100.1% (identified cost $2,357,945,815)		$6,490,874,160
Other Assets, Less Liabilities — (0.1)%		$ (6,005,022)
Net Assets — 100.0%		$6,484,869,138

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $13,504,615 and the total market value of the collateral received by the Fund was $13,861,471, comprised of cash of $5,434,566 and U.S. government and/or agencies securities of $8,426,905.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $8,006, which represents less than 0.05% of the net assets of the Fund as of June 30, 2026.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$7,766
Hologic, Inc. CVR, Exp. 9/25/27	4/8/26	240
		$8,006

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,481,713, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,942,519	$255,994,395	$(254,455,201)	$ —	$ —	$4,481,713	$127,646	4,481,713

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$6,480,949,875(2)	$ —	$ —	$6,480,949,875
Rights	—	—	8,006	8,006
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	4,481,713	—	—	4,481,713
Securities Lending Collateral	5,434,566	—	—	5,434,566
Total Investments	$6,490,866,154	$ —	$8,006	$6,490,874,160

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.